Investment Objectives and Goals	Aug. 26, 2025
NYLI Hedge Multi-Strategy Tracker ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Hedge Multi-Strategy Tracker ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the NYLI Hedge Multi-Strategy Index (the “Underlying Index”).

NYLI Merger Arbitrage ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Merger Arbitrage ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the NYLI Merger Arbitrage Index (the “Underlying Index”).

NYLI Candriam International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Candriam International Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results that track (before fees and expenses) the price and yield performance of its underlying index, the NYLI Candriam International Equity Index (the “Underlying Index”).
NYLI Candriam U.S. Mid Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Candriam U.S. Mid Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The NYLI Candriam U.S. Mid Cap Equity ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the NYLI Candriam U.S. Mid Cap Equity Index (the “Underlying Index”).

NYLI Candriam U.S. Large Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Candriam U.S. Large Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results that track (before fees and expenses) the price and yield performance of its underlying index, the NYLI Candriam U.S. Large Cap Equity Index (the “Underlying Index”).
NYLI FTSE International Equity Currency Neutral ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLI FTSE International Equity Currency Neutral ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the FTSE Developed ex North America 50% Hedged to USD Index (the “Underlying Index”).

NYLI U.S. Large Cap R&D Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLI U.S. Large Cap R&D Leaders ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the NYLI U.S. Large Cap R&D Leaders Index (the “Underlying Index”).

NYLI Global Equity R&D Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Global Equity R&D Leaders ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the NYLI Global Equity R&D Leaders Index (the “Underlying Index”).